Offerings - Offering: 1	Oct. 28, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, Equity Incentive Plan
Amount Registered | shares	30,000,000
Proposed Maximum Offering Price per Unit	27.05
Maximum Aggregate Offering Price	$ 811,500,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 124,240.65
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover any additional shares of Gen Digital Inc.'s (the "Registrant") common stock, $0.01 par value per share ("Common Stock"), that become issuable under the Equity Incentive Plan, as amended and restated (the "Plan"), in respect of the shares identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration, which results in an increase in the number of the Registrant's outstanding shares of Common Stock. (2) Represents 30,000,000 additional shares of Common Stock that were reserved for future issuance under the Plan. (3) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, based on $27.05 per share, which is the average of the high and low prices of Common Stock as reported on the Nasdaq Global Select Market on October 28, 2024.